Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Jun. 30, 2012 item	Jun. 30, 2011 item	Jun. 30, 2012 item	Jun. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item	Jun. 30, 2012 Aircraft likely to be sold or sold item	Jun. 30, 2011 Aircraft likely to be sold or sold item	Jun. 30, 2012 Aircraft likely to be sold or sold item	Jun. 30, 2011 Aircraft likely to be sold or sold item	Dec. 31, 2011 Aircraft likely to be sold or sold item	Dec. 31, 2010 Aircraft likely to be sold or sold item	Dec. 31, 2009 Aircraft likely to be sold or sold item	Apr. 13, 2010 Aircraft likely to be sold or sold	Jun. 30, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Jun. 30, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2011 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2010 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Dec. 31, 2009 Held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases item	Jun. 30, 2012 Aircraft designated for part-out item	Jun. 30, 2012 Aircraft designated for part-out item	Jun. 30, 2011 Aircraft designated for part-out item	Dec. 31, 2011 Aircraft designated for part-out item	Dec. 31, 2010 Aircraft designated for part-out item	Dec. 31, 2011 Aircraft previously designated for part-out sold item	Dec. 31, 2011 Aircraft sold from fleet held for use item	Dec. 31, 2011 Aircraft not meeting criteria required to be classified as flight equipment held for sale deemed more likely than not to be sold item	Dec. 31, 2010 Aircraft not meeting criteria required to be classified as flight equipment held for sale deemed more likely than not to be sold item	Dec. 31, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Jul. 06, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Apr. 13, 2010 Aircraft meeting criteria required to be classified as flight equipment held for sale item	Dec. 31, 2011 Aircraft reclassified to or from flight equipment held for sale	Dec. 31, 2010 Aircraft reclassified to or from flight equipment held for sale item	Dec. 31, 2010 Aircraft classified as flight equipment held for sale sold item	Dec. 31, 2010 Aircraft sold accounted for as sales type leases item
Impairment charges and fair value adjustments on flight equipment sold or to be disposed
Aircraft impaired or adjusted	7	7	9	25	30	77	7	3	5	5	14	17	15	5		2	10	10	60	2	4	4	1	3	2		6	11	7						8	2
Number of aircraft																								2		1				59	6	53		1		2
Impairment Charges and Fair Value Adjustments	$ 44,783,000	$ 43,815,000	$ 52,127,000	$ 148,387,000	$ 170,328,000	$ 552,762,000	$ 35,448,000	$ 32,600,000	$ 41,100,000	$ 37,800,000	$ 149,400,000	$ 163,100,000	$ 155,100,000	$ 24,900,000		$ 2,700,000	$ (3,500,000)	$ (3,700,000)	$ 372,100,000	$ 10,500,000	$ 12,200,000	$ 14,300,000	$ 2,500,000	$ 10,900,000	$ 25,600,000		$ 71,400,000	$ 91,700,000	$ 57,400,000						$ 97,700,000
Fair value adjustments, reclassified aircraft																																	(3,700,000)
Aggregate purchase price of aircraft under agreement to sell															$ 2,000,000,000